TREASURY STOCK - Additional Information (Details) Rp / shares in Units, $ in Millions, Rp in Billions							12 Months Ended
	Apr. 27, 2018 IDR (Rp) shares	Jun. 29, 2016 IDR (Rp) shares	Dec. 21, 2015 IDR (Rp) shares	Jun. 13, 2014 IDR (Rp) shares	Jul. 30, 2013 IDR (Rp) shares	May 31, 2013 IDR (Rp) Rp / shares shares	Dec. 31, 2018 IDR (Rp) shares	Dec. 31, 2012 IDR (Rp) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 IDR (Rp) shares	Apr. 26, 2018 shares	Dec. 31, 2017 IDR (Rp) shares	Dec. 31, 2016 shares	Jun. 20, 2007 shares
Disclosure of classes of share capital [line items]
Number of shares bought back														211,290,500
Price per share | Rp / shares						Rp 10,714
Discount per share on purchase price | Rp / shares						Rp 5,575
Loss on sale of treasury stock | Rp						Rp 353
Shares resold	1,737,779,800						1,737,779,800
Shares resold equivalent shares after stock split												1,737,779,800	1,737,779,800
Value of shares resold | Rp	Rp 2,541						Rp 2,541
Excess of value over cost of selling									$ 137	Rp 1,977		Rp 4,453
Number of shares issued	99,062,216,600										100,799,996,400	100,799,996,400
Reduction of issued capital | Rp	Rp 87
Minimum
Disclosure of classes of share capital [line items]
Lock-in period						0 months
Maximum
Disclosure of classes of share capital [line items]
Lock-in period						12 months
Phase I
Disclosure of classes of share capital [line items]
Bought back shares equivalent shares after stock split									1,007,999,964	1,007,999,964
Value of shares bought back | Rp							5,250
Shares resold					211,290,500
Shares resold equivalent shares after stock split					1,056,452,500
Value of shares resold | Rp					Rp 2,368
Excess of value over cost of selling | Rp					Rp 544
Phase II
Disclosure of classes of share capital [line items]
Bought back shares equivalent shares after stock split									215,000,000	215,000,000
Value of shares bought back | Rp							2,000
Shares resold				215,000,000
Shares resold equivalent shares after stock split				1,075,000,000
Value of shares resold | Rp				Rp 2,541
Excess of value over cost of selling | Rp				Rp 576
Phase III
Disclosure of classes of share capital [line items]
Bought back shares equivalent shares after stock split									339,443,313	339,443,313
Value of shares bought back | Rp							3,000
Shares resold			4,472,600			59,811,400
Shares resold equivalent shares after stock split			22,363,000			299,057,000
Value of shares resold | Rp			Rp 68			Rp 661
Excess of value over cost of selling | Rp			Rp 36			Rp 228
Phase IV
Disclosure of classes of share capital [line items]
Number of shares bought back								237,270,500
Bought back shares equivalent shares after stock split								1,186,352,500	645,161,290	645,161,290
Value of shares bought back | Rp							Rp 5,000	Rp 1,744
Shares resold		172,800,000
Shares resold equivalent shares after stock split		864,000,000
Value of shares resold | Rp		Rp 3,259
Excess of value over cost of selling | Rp		Rp 1,996